Capital And Reserves - Summary of Classes of Share Capital (Parenthetical) (Detail) - Arrival Group [Member] - EUR (€)	2 Months Ended
	Dec. 31, 2020	Oct. 27, 2020
Disclosure of classes of share capital [line items]
Date of incorporation	Oct. 27, 2020
Issue and fully paid ordinary share value		€ 30,000
Number of shares issued and fully paid		300,000
Common stock par or stated value per share		€ 0.10